Schedule of pension plan benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	R$ (4,956,089)	R$ (5,662,521)	R$ (6,113,349)
Fair value of the plan's assets	2,634,427	2,793,927	2,752,417
Liability as per statement of financial position - pension obligations	(2,321,662)	(2,868,594)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,764,027)	(3,112,980)	(3,067,094)
Fair value of the plan's assets	2,634,427	2,793,927	2,752,417
Liability as per statement of financial position - pension obligations	(129,600)	(319,053)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,192,062)	(2,549,541)	(3,046,255)
Fair value of the plan's assets
Liability as per statement of financial position - pension obligations	R$ (2,192,062)	R$ (2,549,541)